COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Letters of Credit Outstanding	Commitments and letters of credit outstanding were as follows as of December 31:

	Contract or Notional Amount
	2017	2016
Commitments to extend credit	$326,879	$297,607
Letters of credit	8,336	8,879

Schedule of Future Minimum Rental Payments for Operating Leases
Minimum future lease payments under these non-cancelable operating leases in excess of one year as of December 31, 2017, are as follows:

Year Ended December 31,	Amount
2018	$736
2019	768
2020	593
2021	421
2022	250
Thereafter	2,668
$5,436